Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Note 9 – Goodwill and Intangibles

Changes to the carrying amount of goodwill for the six months ended June 30, 2015 are provided in the following table.

Balance, December 31, 2014	$28,834
Adjustments to goodwill	941

Balance, June 30, 2015	$29,775

The adjustments to goodwill made during the six months ended June 30, 2015 resulted from the write-down of fixed assets, prepaid assets and land acquired through the acquisition of United Group Banking Company of Florida, Inc. (“United”). The adjustments were made as additional information that existed at the time of acquisition was reviewed and affected the recorded fair value of certain fixed assets and prepaid assets. Net of deferred taxes, these adjustments resulted in a $941,000 increase to goodwill recorded in the United acquisition. The adjustment to goodwill had no impact on net income or shareholders’ equity of the Company for the first six months of 2015.

A summary of core deposit intangible assets as of June 30, 2015 and December 31, 2014 is set forth below.

	June 30, 2015	December 31, 2014
Gross carrying amount	$1,776	$1,776
Less: accumulated amortization	(241)	(19)

Net carrying amount	$1,535	$1,757

(18)	Goodwill and Intangible Assets

During 2014, the Company recorded goodwill of $23,115,000 associated with the CBI acquisition and $5,719,000 on the United acquisition. In addition to the goodwill recorded for United, the Company recorded a core deposit intangible asset of $1,776,000. The core deposit intangible asset will be amortized using an accelerated method over seven years. At December 31, 2014, the gross amount of recorded core deposit intangibles was $1,776,000 with accumulated amortization of $19,000. The aggregate amount of amortization expense for intangible assets during 2014 was $19,000.

The estimated amortization expense for each of the next five years is as follows:

2015	$441
2016	378
2017	314
2018	251
2019	187
Thereafter	186

$1,757